Organization and Description of Business - Schedule of Disaggregates Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Timing of Revenue Recognition [Line Items]
Total revenues	$ 7,261,545	$ 6,791,902
Services transferred over time [Member]
Timing of Revenue Recognition [Line Items]
Total revenues	$ 7,261,545	$ 6,791,902